Consolidated Statements of Cash Flows (Parenthetical) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Cash, cash equivalents and restricted cash consists of:
Cash	$ 237	$ 220
Short-term investments	157	0
Restricted cash	23	34
Cash, cash equivalents, and restricted cash	$ 417	$ 254